Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2025
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted

We have an insider trading policy to promote compliance with applicable securities laws and regulations, including those that prohibit insider trading. This policy applies to all officers, directors, employees and consultants of our Company (each, an “Affiliate”) and extends to all activities within and outside an individual’s duties at our Company.